Allowance For Loan Losses (Schedule Of Troubled Debt Restructurings) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
Financing Receivable, Modifications [Line Items]
Accruing	$ 29,096	$ 22,259
Non-Accruing	421	225
Total	$ 29,517	$ 22,484
Number of Contracts | contract	48	51
Pre-modification Outstanding Recorded Investment	$ 9,054	$ 3,330
Post-modification Outstanding Recorded Investment	8,399	3,330
Commercial and industrial
Financing Receivable, Modifications [Line Items]
Accruing	42	58
Non-Accruing	0	0
Total	$ 42	$ 58
Number of Contracts | contract	0	0
Pre-modification Outstanding Recorded Investment	$ 0	$ 0
Post-modification Outstanding Recorded Investment	0	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Accruing	5,525	1,746
Non-Accruing	0	0
Total	$ 5,525	$ 1,746
Number of Contracts | contract	2	0
Pre-modification Outstanding Recorded Investment	$ 5,021	$ 0
Post-modification Outstanding Recorded Investment	4,366	0
Residential real estate
Financing Receivable, Modifications [Line Items]
Accruing	20,424	17,796
Non-Accruing	391	191
Total	$ 20,815	$ 17,987
Number of Contracts | contract	37	38
Pre-modification Outstanding Recorded Investment	$ 3,812	$ 2,969
Post-modification Outstanding Recorded Investment	3,812	2,969
Home equity
Financing Receivable, Modifications [Line Items]
Accruing	3,105	2,659
Non-Accruing	30	34
Total	$ 3,135	$ 2,693
Number of Contracts | contract	9	13
Pre-modification Outstanding Recorded Investment	$ 221	$ 361
Post-modification Outstanding Recorded Investment	221	361
Consumer
Financing Receivable, Modifications [Line Items]
Accruing	0	0
Non-Accruing	0	0
Total	$ 0	$ 0
Number of Contracts | contract	0	0
Pre-modification Outstanding Recorded Investment	$ 0	$ 0
Post-modification Outstanding Recorded Investment	$ 0	$ 0